Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000016814
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,695	$ 11,614	$ 11,515	$ 11,313	$ 11,284	$ 11,444	$ 11,416	$ 11,386	$ 11,409	$ 11,074	$ 10,366	$ 10,558	$ 10,902	$ 11,060	$ 11,016	$ 10,921	$ 10,994	$ 10,967	$ 10,807	$ 11,078	$ 10,737	$ 10,727	$ 10,172	$ 10,310	$ 10,793	$ 11,046	$ 10,710	$ 10,962	$ 10,839	$ 11,252	$ 11,649	$ 11,720	$ 12,100	$ 12,085	$ 11,967	$ 11,975	$ 12,094	$ 12,150	$ 12,048	$ 11,993	$ 11,923	$ 11,805	$ 11,735	$ 11,929	$ 11,827	$ 11,749	$ 11,555	$ 11,561	$ 11,567	$ 11,634	$ 11,441	$ 11,323	$ 10,995	$ 11,195	$ 11,833	$ 11,656	$ 11,450	$ 11,424	$ 11,397	$ 11,386	$ 11,476	$ 11,287	$ 11,201	$ 11,159	$ 10,985	$ 10,943	$ 10,785	$ 10,728	$ 10,658	$ 10,543	$ 10,459	$ 10,547	$ 10,621	$ 10,610	$ 10,599	$ 10,587	$ 10,462	$ 10,493	$ 10,468	$ 10,513	$ 10,643	$ 10,533	$ 10,577	$ 10,551	$ 10,609	$ 10,527	$ 10,446	$ 10,474	$ 10,309	$ 10,240	$ 10,226	$ 10,171	$ 10,116	$ 9,994	$ 10,427	$ 10,549	$ 10,614	$ 10,585	$ 10,609	$ 10,446	$ 10,416	$ 10,332	$ 10,289	$ 10,272	$ 10,175	$ 10,101	$ 10,044	$ 10,014	$ 9,957	$ 9,927	$ 9,845	$ 9,879	$ 9,914	$ 9,985	$ 9,969	$ 10,092	$ 9,910	$ 9,855	$ 9,849	$ 9,768	$ 9,725
C000016816
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000016817
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
C000223770
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,306	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,221	10,327	10,147	10,096	10,079	10,010	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,306	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,221	10,327	10,147	10,096	10,079	10,010	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,306	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,221	10,327	10,147	10,096	10,079	10,010	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,006,974	999,094	990,070	975,123	977,992	990,256	990,287	989,017	994,094	971,514	913,522	921,363	949,182	963,046	959,251	949,737	958,039	960,233	939,390	961,123	934,286	931,619	889,991	897,455	933,275	954,187	929,625	945,104	931,270	957,761	989,849	993,408	1,021,366	1,019,721	1,011,113	1,014,078	1,021,449	1,025,211	1,016,778	1,013,994	1,010,978	1,002,569	996,424	1,012,511	1,006,100
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Exempt Municipal Bond Index
Account Value	$ 12,663	12,558	12,447	12,274	12,312	12,471	12,487	12,473	12,524	12,248	11,542	11,643	11,987	12,127	12,078	11,960	12,061	12,091	11,833	12,109	11,790	11,752	11,236	11,310	11,744	12,001	11,672	11,855	11,659	12,007	12,420	12,458	12,839	12,813	12,700	12,736	12,830	12,874	12,768	12,735	12,700	12,599	12,513	12,745	12,684	12,631	12,440	12,474	12,477	12,561	12,349	12,278	11,876	12,004	12,439	12,280	12,063	12,029	12,002	11,981	12,070	11,878	11,779	11,739	11,570	11,519	11,333	11,277	11,204	11,082	10,968	11,044	11,129	11,095	11,068	11,065	10,918	10,962	10,913	10,948	11,081	10,961	11,020	10,984	11,036	10,968	10,873	10,909	10,730	10,655	10,635	10,573	10,491	10,369	10,785	10,912	10,979	10,961	10,956	10,785	10,754	10,673	10,638	10,620	10,505	10,426	10,386	10,348	10,277	10,249	10,172	10,180	10,204	10,260	10,229	10,323	10,149	10,093	10,081	10,009	10,000
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Exempt Municipal Bond Index
Account Value	$ 12,663	12,558	12,447	12,274	12,312	12,471	12,487	12,473	12,524	12,248	11,542	11,643	11,987	12,127	12,078	11,960	12,061	12,091	11,833	12,109	11,790	11,752	11,236	11,310	11,744	12,001	11,672	11,855	11,659	12,007	12,420	12,458	12,839	12,813	12,700	12,736	12,830	12,874	12,768	12,735	12,700	12,599	12,513	12,745	12,684	12,631	12,440	12,474	12,477	12,561	12,349	12,278	11,876	12,004	12,439	12,280	12,063	12,029	12,002	11,981	12,070	11,878	11,779	11,739	11,570	11,519	11,333	11,277	11,204	11,082	10,968	11,044	11,129	11,095	11,068	11,065	10,918	10,962	10,913	10,948	11,081	10,961	11,020	10,984	11,036	10,968	10,873	10,909	10,730	10,655	10,635	10,573	10,491	10,369	10,785	10,912	10,979	10,961	10,956	10,785	10,754	10,673	10,638	10,620	10,505	10,426	10,386	10,348	10,277	10,249	10,172	10,180	10,204	10,260	10,229	10,323	10,149	10,093	10,081	10,009	10,000
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Exempt Municipal Bond Index
Account Value	$ 12,663	12,558	12,447	12,274	12,312	12,471	12,487	12,473	12,524	12,248	11,542	11,643	11,987	12,127	12,078	11,960	12,061	12,091	11,833	12,109	11,790	11,752	11,236	11,310	11,744	12,001	11,672	11,855	11,659	12,007	12,420	12,458	12,839	12,813	12,700	12,736	12,830	12,874	12,768	12,735	12,700	12,599	12,513	12,745	12,684	$ 12,631	$ 12,440	$ 12,474	$ 12,477	$ 12,561	$ 12,349	$ 12,278	$ 11,876	$ 12,004	$ 12,439	$ 12,280	$ 12,063	$ 12,029	$ 12,002	$ 11,981	$ 12,070	$ 11,878	$ 11,779	$ 11,739	$ 11,570	$ 11,519	$ 11,333	$ 11,277	$ 11,204	$ 11,082	$ 10,968	$ 11,044	$ 11,129	$ 11,095	$ 11,068	$ 11,065	$ 10,918	$ 10,962	$ 10,913	$ 10,948	$ 11,081	$ 10,961	$ 11,020	$ 10,984	$ 11,036	$ 10,968	$ 10,873	$ 10,909	$ 10,730	$ 10,655	$ 10,635	$ 10,573	$ 10,491	$ 10,369	$ 10,785	$ 10,912	$ 10,979	$ 10,961	$ 10,956	$ 10,785	$ 10,754	$ 10,673	$ 10,638	$ 10,620	$ 10,505	$ 10,426	$ 10,386	$ 10,348	$ 10,277	$ 10,249	$ 10,172	$ 10,180	$ 10,204	$ 10,260	$ 10,229	$ 10,323	$ 10,149	$ 10,093	$ 10,081	$ 10,009	$ 10,000
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Exempt Municipal Bond Index
Account Value	$ 1,002,294	$ 993,983	$ 985,212	$ 971,574	$ 974,550	$ 987,169	$ 988,398	$ 987,293	$ 991,324	$ 969,445	$ 913,600	$ 921,583	$ 948,831	$ 959,921	$ 956,055	$ 946,674	$ 954,657	$ 957,069	$ 936,654	$ 958,443	$ 933,244	$ 930,253	$ 889,383	$ 895,216	$ 929,576	$ 949,910	$ 923,856	$ 938,409	$ 922,834	$ 950,390	$ 983,107	$ 986,088	$ 1,016,220	$ 1,014,235	$ 1,005,242	$ 1,008,092	$ 1,015,586	$ 1,019,028	$ 1,010,616	$ 1,007,988	$ 1,005,234	$ 997,293	$ 990,475	$ 1,008,795	$ 1,004,009